================================================================================

             -------------------------------------------------------
                               SEMI-ANNUAL REPORT
             -------------------------------------------------------
                                  July 31, 2000
             -------------------------------------------------------


                                   Value Line
                                   Aggressive
                                  Income Trust



                                     [LOGO]
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

================================================================================

Value Line Agressive Income Trust

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

During the six months ended July 31, 2000, the total return of the Value Line Aggressive Income Trust was -6.63%. The average high yield bond fund's return as measured by Lipper Analytical Services was -1.04% during the same period.

The year 2000 is shaping up to be the third consecutive year of subdued returns for high yield bonds. An important reason for the sluggish performance has been the significant redemptions experienced by high yield bond mutual funds. Many investors have been exposing more of their assets to the equity markets at the expense of high yield, as many stocks' recent outperformance of high yield has been much greater than historical averages. The Investment Company Institute, a fund industry data source, reports that equity mutual funds in the aggregate have received over $200 billion in net new share purchases just in the first six months of 2000. In contrast, high-yield mutual funds have experienced $6 billion in outflows over the same period. These redemptions force managers to sell securities, which depresses bond prices, and therefore returns. In addition, business failures, as measured by their default rate, remain stubbornly high. According to Moody's Investors Service, a corporate credit rating agency, this figure is over 6%, much higher than the historical average of 3.3%. One reason for this increase is a deterioration of overall credit quality in the market. Just as important, however, is the significantly increased level of new high-yield bond issuance we have experienced in recent years. Both 1997 and 1998 broke records for new issuance, and historical studies suggest that new issues are most at risk for default between two and three years after coming to market. Going forward, we believe that if equity performance returns to more normal levels, investors may begin shifting more of their assets to high yield, which may support improved returns going forward. In addition, new high yield bond issuance has decreased dramatically in 1999 and 2000, which suggests the possibility that the default rate may subside going forward -- also a potential positive for the high yield market.

This period was a particularly challenging one from an industry perspective, as it appeared that almost no sectors of the economy were safe from negative credit events. Across industries, many of the weaker companies were threatened by competitive pressures, and from restricted access to capital from bankers and from bond and equity investors. In addition, many of the stronger players in certain industries became targets for leveraged buyouts -- also a negative for a company's creditworthiness. The trust benefited from its exposure to the energy sector, as strong energy prices buoyed the securities of hydrocarbon producers, as well as the companies that service them. The strong economy also drove improving performance in the outdoor advertising, lodging and gaming sectors. Sectors that resulted in a more mixed performance include the telecommunications, media, industrial manufacturing, and retail industries. The fund maintains a substantial exposure to the entertainment industry, in which we include radio and tv broadcasters and cable television. Radio and cable are particularly poised for strong cash flow growth in the near term. And while we still believe many tele-communications companies are creating significant value and strategic assets, that environment has become more competitive, both for customers and funding. We have reduced our exposure here, and are continuing to avoid other highly competitive industries such as supermarkets and restaurants, as well as commodity producers in the metals, mining and chemicals industries.

                                             Sincerely,

                                             /s/ Jean Bernhard Buttner

                                             Jean Bernhard Buttner
                                             Chairman and President
August 16, 2000

--------------------------------------------------------------------------------
2

                                               Value Line Agressive Income Trust

Aggressive Income Trust Shareholders
--------------------------------------------------------------------------------

Economic Observations

The American economy has, by all appearances, moved onto a slower growth track as we move through the early stages of the second half of calendar 2000. Evidence of this deceleration in business activity can be found in recent surveys on manufacturing, housing, auto sales, and employment. Overall, we now estimate that GDP growth will average 3.0%-3.5% during the third and fourth quarters. Thereafter, we would expect the pace of economic activity to hold at these comparatively restrained levels through at least the first half of 2001, as the succession of interest-rate hikes voted for by the Federal Reserve Board over the past year, or so, continues to have the hoped-for effect of stabilizing the economy at comfortable growth levels.

Inflationary pressures, meanwhile, continue to be held in check for the most part, with sustained increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, a moderate increase in cost pressures could still evolve over the next few quarters, particularly if energy prices resume their earlier climb and the aforementioned moderation in second-half GDP growth fails to continue as we expect it will. The Federal Reserve, taking note of this potential for higher prices, is likely to keep a vigilant eye on the monetary situation, standing ready to raise interest rates further should it deem inflation to be a problem. Absent an unexpected price flareup, we believe the recent credit tightening cycle may have run its course.

Performance Data:*

                                1 year ended      5 years ended   10 years ended
                                   6/30/00           6/30/00          6/30/00
                                ------------------------------------------------
Average Annual Total Return*...    -1.81%             8.33%            9.54%

                                1 year ended      5 years ended   10 years ended
                                   7/31/00           7/31/00          7/31/00
                                ------------------------------------------------
Average Annual Total Return*...    -2.19%             7.82%            9.26%

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

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                                                                               3

Value Line Agressive Income Trust


Schedule of Investments
--------------------------------------------------------------------------------

   Principal
    Amount                                                                                       Value
---------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES (1.1%)
               FOREIGN TELECOMMUNICATIONS (0.3%)
$   750,000    Global TeleSystems, Inc., Senior Subordinated Debentures
                 5 3/4%, (each debenture is convertible to 36.3306 shares of
                 Common Stock at any time) 7/1/10 .......................................... $    358,125
                                                                                             ------------
               OILFIELD SERVICES/EQUIPMENT (0.8%)
  3,000,000    Pride International, Inc. Zero Coupon Subordinated Debentures
                 (each debenture is convertible to 13.974 shares of
                 Common Stock at anytime) 4/24/18 ..........................................    1,170,000
                                                                                             ------------
               TOTAL CONVERTIBLE BONDS & NOTES (Cost $1,706,782) ...........................    1,528,125
                                                                                             ------------
CORPORATE BONDS & NOTES (80.9%)
               ADVERTISING (4.1%)
  2,580,000    Adams Outdoor Advertising Ltd., Senior Notes, 10 3/4%, 3/15/06 ..............    2,650,950
  1,000,000    Lamar Media Corp., Senior Sub. Notes, 9 1/4%, 8/15/07 .......................      980,000
  2,000,000    Lamar Media Corp., Senior Sub. Notes, 8 5/8%, 9/15/07 .......................    1,937,500
                                                                                             ------------
                                                                                                5,568,450
                                                                                             ------------
               AUTO PARTS--REPLACEMENT (1.2%)
  2,000,000    Federal-Mogul Corp., Notes, 7 3/4%, 7/1/06 ..................................    1,609,902
                                                                                             ------------
               CABLE TV (7.5%)
  5,500,000    Knology Holdings Inc., Senior Discount Notes, (zero coupon until 10/15/02,
                 11 7/8% thereafter) 10/15/07 ..............................................    2,915,000
  2,000,000    Telewest Communications PLC, Senior Discount Debentures, (zero coupon
                 until 10/1/00, 11% thereafter) 10/1/07 ....................................    1,925,000
  4,000,000    United International Holdings, Inc., Senior Secured Discount Notes,
                 Series "B", (zero coupon until 2/15/03, 10 3/4% thereafter) 2/15/08 .......    2,910,000
  3,000,000    United Pan-Europe Communications N.V., Senior Notes, Series "B",
                 11 1/2%, 2/1/10  ..........................................................    2,565,000
                                                                                             ------------
                                                                                               10,315,000
                                                                                             ------------
               ENTERTAINMENT (10.2%)
  2,000,000    Benedek Communications Corp., Senior Sub. Discount Notes, (zero coupon
                 until 5/15/01, 13 1/4% thereafter) 5/15/06 ................................    1,560,000
  6,000,000    Big City Radio, Inc., Senior Discount Notes, (zero coupon until 3/15/01,
                 11 1/4% thereafter) 3/15/05 ...............................................    3,270,000
  2,000,000    Chancellor Media Corp., Senior Sub. Notes, Series "B", 8 1/8%, 12/15/07 .....    2,020,000


--------------------------------------------------------------------------------
4

                                               Value Line Agressive Income Trust


                                                       July 31, 2000 (unaudited)
--------------------------------------------------------------------------------

   Principal
    Amount                                                                                       Value
---------------------------------------------------------------------------------------------------------
$ 2,200,000    Granite Broadcasting Corp., Senior Sub. Notes, 9 3/8%, 12/1/05 .............. $  1,980,000
  2,000,000    Pegasus Communications Corp., Senior Notes, 9 3/4%, 12/1/06 .................    1,945,000
  4,000,000    Radio Unica Corp., Senior Discount Notes, (zero coupon until 8/1/02, 11 3/4%
                 thereafter) 8/1/06 ........................................................    2,660,000
  3,000,000    Regal Cinemas, Inc., Senior Sub. Notes, 9 1/2%, 6/1/08 ......................      570,000
                                                                                             ------------
                                                                                               14,005,000
                                                                                             ------------
               ENVIRONMENTAL (2.2%)
  2,500,000    Allied Waste North America, Inc., Senior Notes, Series "B",
                 7 7/8%, 1/1/09 ............................................................    2,206,250
  1,000,000    Browning-Ferris Industries, Inc., Debentures, 9 1/4%, 5/1/21 ................      829,755
                                                                                             ------------
                                                                                                3,036,005
                                                                                             ------------
               FOREIGN TELECOMMUNICATIONS (9.8%)
  5,000,000    Dolphin Telecom PLC, Senior Discount Notes, (zero coupon until 6/1/03,
                 11 1/2% thereafter), 6/1/08 ...............................................    1,800,000
  3,000,000    Esprit Telecom Group PLC , Senior Notes, 11 1/2%, 12/15/07 ..................    2,040,000
  2,000,000    Global Crossing Holdings Ltd., Senior Notes, 9 1/2%, 11/15/09 ...............    1,940,000
  3,500,000    Orion Network Systems, Inc., Senior Discount Notes, (zero coupon until
                 1/15/02, 12 1/2% thereafter) 1/15/07 ......................................    1,540,000
  1,000,000    Primus Telecommunications Inc., Senior Notes, 12 3/4%, 10/15/09 .............      600,000
  5,000,000    Viatel, Inc., Senior Discount Notes, (zero coupon until 4/15/03, 12 1/2%
                 thereafter) 4/15/08 .......................................................    1,900,000
  4,000,000    World Access, Inc., Senior Notes, 13 1/4%, 1/15/08 ..........................    3,560,000
                                                                                             ------------
                                                                                               13,380,000
                                                                                             ------------
               HOTEL/GAMING (8.8%)
  3,000,000    Aladdin Gaming Holdings, Senior Discount Notes, Series "B",
                 (zero coupon until 3/1/03, 13 1/2% thereafter) 3/1/10 .....................    1,770,000
  2,000,000    Hilton Hotels Corp., Senior Notes, 7.95%, 4/15/07 ...........................    1,895,482
  1,000,000    Hilton Hotels Corp., Senior Notes, 7 1/2%, 12/15/17 .........................      853,352
  2,000,000    ITT Corp., Notes, 6 3/4%, 11/15/05 ..........................................    1,868,262
  2,000,000    Park Place Entertainment Corp., Senior Sub. Notes, 7 7/8%, 12/15/05 .........    1,900,000
  1,000,000    Park Place Entertainment Corp., Senior Sub. Notes, 9 3/8%, 2/15/07 ..........    1,007,500
  4,000,000    Trump Atlantic City Associates Funding Inc., Secured First Mortgage
                 Notes, 11 1/4%, 5/1/06 ....................................................    2,740,000
                                                                                             ------------
                                                                                               12,034,596
                                                                                             ------------


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                                                                               5

Value Line Agressive Income Trust


Schedule of Investments
--------------------------------------------------------------------------------

   Principal
    Amount                                                                                       Value
---------------------------------------------------------------------------------------------------------
              INTERNET (4.6%)
$ 1,000,000   Exodus Communications Inc., Senior Notes, 11 5/8% 7/15/10 (1) ................ $  1,005,000
  2,000,000   Globix Corporation, Senior Notes, 12 1/2%, 2/1/10 ............................    1,580,000
  1,000,000   PSINet, Inc., Senior Sub. Notes, Series "B", 10%, 2/15/05 ....................      810,000
  2,000,000   PSINet, Inc., Senior Sub. Notes, 10 1/2%, 12/1/06 ............................    1,610,000
  2,000,000   Rhythms Netconnections Inc., Senior Sub. Notes, 14%, 2/15/10 .................    1,340,000
                                                                                             ------------
                                                                                                6,345,000
                                                                                             ------------
              MACHINERY (3.8%)
  2,500,000   Columbus McKinnon Corp., Senior Sub. Notes, 8 1/2%, 4/1/08 ...................    2,200,000
  1,500,000   Mark IV Industries, Inc., Senior Sub. Notes, 7 1/2%, 9/1/07 ..................    1,151,250
  2,000,000   Terex Corp., Senior Sub. Notes, Series "D" 8 7/8%, 4/1/08 ....................    1,800,000
                                                                                             ------------
                                                                                                5,151,250
                                                                                             ------------
              MEDICAL SERVICES (1.4%)
  2,000,000   Tenet HealthCare Corp., Senior Notes, 8%, 1/15/05 ............................    1,945,000
                                                                                             ------------
              OILFIELD SERVICES/EQUIPMENT (3.1%)
  2,000,000   Key Energy Services, Inc., Senior Sub. Notes, Series "B", 14%, 1/15/09 .......    2,260,000
    640,000   RBF Finance Co., Senior Secured Notes, 11 3/8%, 3/15/09 ......................      694,400
  1,500,000   R & B Falcon Corp., Senior Notes, Series "B", 6.95%, 4/15/08 .................    1,305,000
                                                                                             ------------
                                                                                                4,259,400
                                                                                             ------------
              PACKAGING & CONTAINER (0.8%)
  1,000,000   Tekni-Plex Inc., Senior Sub. Notes, 12 3/4%, 6/15/10 (1) .....................    1,020,000
                                                                                             ------------
              PAPER & FOREST PRODUCTS (2.0%)
  1,000,000   Repap New Brunswick, Inc., First Priority
                Senior Secured Notes, 9%, 6/1/04 ...........................................      965,000
  2,000,000   Repap New Brunswick, Inc., Second Priority
                Senior Secured Notes, 10 5/8%, 4/15/05 .....................................    1,810,000
                                                                                             ------------
                                                                                                2,775,000
                                                                                             ------------
              PETROLEUM--PRODUCING (6.7%)
  3,000,000   Bellwether Exploration Co., Senior Sub. Notes, 10 7/8%, 4/1/07 ...............    2,850,000
  1,000,000   Chesapeake Energy Corp., Senior Notes, Series "B" , 9 5/8%, 5/1/05 ...........      975,000
  2,000,000   Chesapeake Energy Corp., Senior Notes, Series "B", 8 1/2%, 3/15/12 ...........    1,740,000
  2,000,000   Denbury Management Inc, Senior Sub. Notes, 9%, 3/1/08 ........................    1,810,000
  2,000,000   Lomak Petroleum, Inc, Senior Sub. Notes, 8 3/4%, 1/15/07 .....................    1,810,000
                                                                                             ------------
                                                                                                9,185,000
                                                                                             ------------


--------------------------------------------------------------------------------
6

                                               Value Line Agressive Income Trust


                                                       July 31, 2000 (unaudited)
--------------------------------------------------------------------------------

   Principal
    Amount                                                                                       Value
---------------------------------------------------------------------------------------------------------
              RETAIL STORE (2.2%)
$ 1,000,000   Ames Department Stores, Inc., Senior Notes, 10%, 4/15/06 ..................... $    630,000
  2,250,000   Kmart Corp., Debentures, 12 1/2%, 3/1/05 .....................................    2,421,513
                                                                                             ------------
                                                                                                3,051,513
                                                                                             ------------
              TELECOMMUNICATIONS EQUIPMENT (3.6%)
  1,000,000   Crown Castle International Corp., Senior Notes, 10 3/4%, 8/1/11 ..............    1,022,500
  6,500,000   SpectraSite Holdings, Inc., Senior Discount Notes, (zero coupon until
                4/15/04, 11 1/4% thereafter) 4/15/09 .......................................    3,835,000
                                                                                             ------------
                                                                                                4,857,500
                                                                                             ------------
              TELECOMMUNICATION SERVICES (7.6%)
  2,000,000   Covad Communications Group, Inc., Senior Notes, 12 1/2%, 2/15/09 .............    1,540,000
  5,000,000   DTI Holdings Inc., Senior Discount Notes, Series "B", (zero coupon
                until 3/1/03, 12 1/2% thereafter) 3/1/08 ...................................    2,000,000
    500,000   Dobson/Sygnet Communications, Senior Notes, 12 1/4%, 12/15/08 ................      515,000
  3,500,000   GST Network Funding, Inc., Senior Secured Discount Notes,
                 (zero coupon until 5/1/03, 10 1/2% thereafter) 5/1/08 .....................    1,627,500
    980,000   ICG Services Inc., Senior Discount Notes, (zero coupon until 2/15/03,
                 10% thereafter) 2/15/08 ...................................................      509,600
  1,130,000   ICG Services Inc., Senior Discount Notes, (zero coupon until 5/1/03,
                 9 7/8% thereafter) 5/1/08 .................................................      565,000
  3,000,000   KMC Telecom Holdings Inc., Senior Discount Notes, (zero coupon until 2/15/03,
                 12 1/2% thereafter) 2/15/08 ...............................................    1,650,000
  2,000,000   NEXTLINK Communications, Inc., Senior Notes, 10 3/4%, 6/1/09 .................    1,940,000
                                                                                             ------------
                                                                                               10,347,100
                                                                                             ------------
              TEXTILE (1.3%)
  2,000,000   WestPoint Stevens Inc., Senior Notes, 7 7/8%, 6/15/05 ........................    1,742,500
                                                                                             ------------
              TOTAL CORPORATE BONDS & NOTES (Cost $121,676,761) ............................  110,628,216
                                                                                             ------------


--------------------------------------------------------------------------------
                                                                               7

Value Line Agressive Income Trust


Schedule of Investments
--------------------------------------------------------------------------------

   Number of
    Shares                                                                                       Value
---------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (2.5%)
              CABLE TV (1.1%)
      5,000   Adelphia Communications Corp., Series "D", Par $200 (each share is
                convertible to 2.45549 shares of Common Stock @ $81.45), 5 1/2%, 12/31/49 .. $    606,563
      5,000   UnitedGlobalCom, Inc. Series "144A", Par $50 (each share is convertible to
                1.1862 shares of Common Stock @ $42.15), 7%, 12/31/49 (1) ..................      323,125
     10,000   UnitedGlobalCom, Inc. Series "D", Par $50 (each share is convertible to
                .7838 shares of Common Stock @ $63.79), 7%, 12/31/49 .......................      504,375
                                                                                             ------------
                                                                                                1,434,063
                                                                                             ------------
              FOREIGN TELECOMMUNICATIONS (0.1%)
     10,000   Global TeleSystems Group, Inc., Par $50 (each share is convertible to 1.4492
                shares of Common Stock @ $34.50), 7 1/4%, 12/31/49 (1) .....................      193,750
                                                                                             ------------
              INTERNET (0.6%)
     10,000   PSINet, Inc., Series "C", Par $50 (each share is convertible to 1.6034
                shares of Common Stock @ $31.1837), 6 3/4%, 12/31/49........................      370,000
     15,000   PSINet, Inc., Series "D", Par $50 (each share is convertible to .9352
                shares of Common Stock @ 53.465), 7%, 12/31/49 (1)..........................      416,250
                                                                                             ------------
                                                                                                  786,250
                                                                                             ------------
              PETROLEUM--PRODUCING (0.2%)
     10,000   Nuevo Energy Co., Series "A", Par $50 (each share is convertible to 0.8421
                shares of Common Stock @ $59.375), 5 3/4%, 12/15/26 ........................      265,500
                                                                                             ------------
              TELECOMMUNICATION SERVICES (0.5%)
     45,000   Intermedia Communications, Inc., Series "F" Par $25 (each share is
                convertible to 0.5942 shares of Common Stock @ $42.075), 7%, 12/31/49 ......      700,312
                                                                                             ------------
              TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,234,514) .........................    3,379,875
                                                                                             ------------

PREFERRED STOCKS (10.0%)
              ENTERTAINMENT (4.0%)
      2,791   Cumulus Media, Inc., 13 3/4%, each share is exchangeable one for one
                into Senior Notes Series "A", Par $1,000, 7/1/09 (3)........................    2,344,440
      1,191   Granite Broadcasting Corp., 12 3/4%, each share is exchangeable one
                for one into Debentures, Par $1,000, 4/1/09 (3).............................    1,140,622
      2,000   Paxson Communications Corp., 12 1/2%, each share is exchangeable
                one for one into Debentures, Par $1,000, 10/31/06 (3).......................    2,010,000
                                                                                             ------------
                                                                                                5,495,062
                                                                                             ------------


--------------------------------------------------------------------------------
8

                                               Value Line Agressive Income Trust


                                                       July 31, 2000 (unaudited)
--------------------------------------------------------------------------------

   Number of
    Shares                                                                                       Value
---------------------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS EQUIPMENT (1.7%)
      2,300   Crown Castle International Corp., 12 3/4%, each share is exchangeable one for one into Debentures, Par $1,000, 12/15/10 (3) .............................. $  2,346,340
                                                                                             ------------
              TELECOMMUNICATION SERVICES (4.3%)
      2,349   Dobson Communications Corp., 13%, each share is exchangeable one for one
                into Debentures, Par $1,000, 5/1/09 (3) ....................................    2,348,875
      1,065   e.Spire Communications, Inc., 12 3/4%, each share is exchangeable one for one
                into Debentures, Par $1,000, 10/15/09 (3) ..................................      266,224
      2,681   ICG Holdings Inc., 14 1/4%, each share is exchangeable one for one into
                Debentures, Par $1,000, 5/1/07 (3) .........................................    2,279,092
     20,700   NEXTLINK Communications, Inc., 14%, each share is exchangeable one for
                one into Debentures, Par $ 50, 2/1/09 (3) ..................................      988,425
                                                                                             ------------
                                                                                                5,882,616
                                                                                             ------------
              TOTAL PREFERRED STOCKS (Cost $15,130,552) ....................................   13,724,018
                                                                                             ------------

COMMON STOCKS (1.1%)
              CABLE TV (0.0%)
      2,000   OpTel, Inc. (non-voting) (2) .................................................           20
                                                                                             ------------
              ENTERTAINMENT (0.3%)
     42,800   Spanish Broadcasting System, Inc., Class "B" (2) .............................      476,150
                                                                                             ------------
              FOREIGN TELECOMMUNICATIONS (0.6%)
     16,600   Clearnet Communications Inc. (2) .............................................      466,875
      8,586   Microcell Telecommunications Inc. Class "B" (2) ..............................      273,142
     12,568   World Access, Inc. (2) .......................................................      113,112
                                                                                             ------------
                                                                                                  853,129
                                                                                             ------------
              OILFIELD SERVICES/EQUIPMENT (0.1%)
     14,489   Key Energy Services, Inc. (2) ................................................      110,479
                                                                                             ------------
              TELECOMMUNICATION SERVICES (0.1%)
      6,001   Advanced Radio Telecom Corp. (2) .............................................       68,636
     17,657   GST Telecommunications, Inc. (2) .............................................        1,655
                                                                                             ------------
                                                                                                   70,291
                                                                                             ------------
              TOTAL COMMON STOCKS (Cost $1,340,377) ........................................    1,510,069
                                                                                             ------------


--------------------------------------------------------------------------------
                                                                               9

Value Line Agressive Income Trust


Schedule of Investments                                July 31, 2000 (unaudited)
--------------------------------------------------------------------------------

   Number of
  Warrants or
   Principal
    Amount                                                                                      Value
---------------------------------------------------------------------------------------------------------
WARRANTS (0.1%)
              FOREIGN TELECOMMUNICATION (0.0%)
      2,095   Ionica Group PLC (to purchase 34.7 shares of Common Stock, @(pound).10/share,
                 expires 8/15/06) (1) (2) .................................................. $         21
                                                                                             ------------
              HOTEL/GAMING (0.0%)
     30,000   Aladdin Gaming Enterprises Inc. (to purchase 10 shares of
                 Common Stock @ $.001/share, expires 3/1/10) (1) (2) .......................          300
                                                                                             ------------
              TELECOMMUNICATION SERVICES (0.1%)
     40,000   DTI Holdings Inc. (to purchase 1.552 shares of Common Stock, @ $.01/share,
                expires 3/1/08) (1) (2) ....................................................          400
      3,000   KMC Telecom Holdings Inc. (to purchase .21785 shares of
                Common Stock, @ $.21785/share, expires 4/15/08) (1) (2) ....................           30
      2,000   Metricom, Inc. (to purchase 4.75 shares of
                Common Stock @ $87/share, expires 2/15/10) (1) (2) .........................      160,000
                                                                                             ------------
                                                                                                  160,430
                                                                                             ------------
              TOTAL WARRANTS (Cost $577,520)  ..............................................      160,751
                                                                                             ------------
              TOTAL INVESTMENT SECURITIES (95.7%) (Cost $144,666,506) ......................  130,931,054
                                                                                             ------------

REPURCHASE AGREEMENT (1.2%)
(including accrued interest)
$ 1,700,000   Collateralized by $1,755,000 U.S. Treasury Notes 5 5/8% due 12/31/02,
                with a value of $1,735,346 (with State Street Bank and Trust Company,
                6.51%, dated 7/31/00, due 8/1/00 delivery value $1,700,307) ................    1,700,307
                                                                                             ------------

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (3.1%) ......................................    4,220,967
                                                                                             ------------
NET ASSETS (100.0%) ........................................................................ $136,852,328
                                                                                             ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
   PER OUTSTANDING SHARE ($136,852,328 / 21,385,232
   shares of beneficial interest outstanding) .............................................        $ 6.40
                                                                                             ============

(1)  144A Security where certain conditions for public sale may exist.
(2)  Non-income producing security.
(3) PIK (Payment-in-kind). Dividend or interest payment is made with additional securities.


See Notes to Financial Statements

--------------------------------------------------------------------------------
10

                                               Value Line Agressive Income Trust

Statement of Assets and Liabilities
at July 31, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                  (in thousands
                                                                      except
                                                                     per share
                                                                      amount)
                                                                   ------------
Assets:
Investment securities, at value
  (cost -- $144,666) .......................................          $ 130,931
Repurchase agreement (cost $1,700) .........................              1,700
Cash .......................................................                 22
Receivable for securities sold .............................              2,704
Interest and dividend receivable ...........................              2,317
Receivable for trust shares sold ...........................                341
                                                                      ---------
     Total Assets ..........................................            138,015
                                                                      ---------
Liabilities:
Payable for trust shares repurchased .......................                363
Dividends payable to shareholders ..........................                356
Payable for securities purchased ...........................                266
Accrued expenses:
  Advisory fee .............................................                 81
  Other ....................................................                 97
                                                                      ---------
    Total Liabilities ......................................              1,163
                                                                      ---------
Net Assets: ................................................          $ 136,852
                                                                      =========
Net Assets:
Shares of beneficial interest, at $.01
  par value (authorized unlimited,
  outstanding 21,385,232) ..................................          $     214
Additional paid-in capital .................................            176,360
Accumulated net realized loss
  on investments ...........................................            (25,987)
Unrealized net depreciation of
  investments ..............................................            (13,735)
                                                                      ---------
Net Assets .................................................          $ 136,852
                                                                      =========
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($136,852,328 / 21,385,232
  shares of beneficial interest
  outstanding) .............................................          $    6.40
                                                                      =========


Statement of Operations  for the
Six Months Ended July 31, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                  (in thousands)
                                                                  --------------

Investment Income:
Interest income ............................................           $  8,185
Dividend & other income ....................................                191
                                                                       --------
                                                                          8,376
                                                                       --------

Expenses:
Advisory fee ...............................................                499
Taxes and other expenses ...................................                 35
Transfer agent fees ........................................                 30
Service and distribution plan fee ..........................                 30
Registration and filing fees ...............................                 21
Printing, checks and stationery ............................                 19
Custodian fees .............................................                 18
Auditing and legal fees ....................................                 15
Trustees' fees and expenses ................................                  9
                                                                       --------
  Total Expenses before
    custody credits ........................................                676
  Less: custody credits ....................................                 (6)
                                                                       --------
  Net Expenses .............................................                670
                                                                       --------
Net Investment Income ......................................              7,706
                                                                       --------

Realized and Unrealized Gain (Loss)
  on Investments
  Net Realized Gain ........................................                644
  Change in Net Unrealized
    Depreciation ...........................................            (17,421)
                                                                       --------
Net Realized Gain and Change in
  Net Unrealized Depreciation on
  Investments ..............................................            (16,777)
                                                                       --------
Net Decrease in Net Assets
  from Operations ..........................................           $ (9,071)
                                                                       --------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line Agressive Income Trust


Statement of Changes in Net Assets
for the Six Months Ended July 31, 2000 (unaudited) and for the Year Ended January 31, 2000
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                             Ended          Year Ended
                                                                          July 31, 2000     January 31,
                                                                           (unaudited)         2000
                                                                           ---------------------------
                                                                                (In thousands)

Operations:
  Net investment income  ..............................................    $   7,706        $  15,844
  Net realized gain (loss) on investments .............................          644          (19,054)
  Change in net unrealized depreciation  ..............................      (17,421)          14,971
                                                                           --------------------------
  Net (decrease) increase in net assets from operations ...............       (9,071)          11,761
                                                                           --------------------------

Distributions to Shareholders:
  Net investment income  ..............................................       (7,706)         (15,942)
                                                                           --------------------------

Trust Share Transactions:
  Net proceeds from sale of shares  ...................................       99,786          176,284
  Net proceeds from reinvestment of distribution to shareholders ......        5,578           10,772
                                                                           --------------------------
                                                                             105,364          187,056
  Cost of shares repurchased  .........................................     (121,321)        (188,094)
                                                                           --------------------------
  Net decrease from share transactions  ...............................      (15,957)          (1,038)
                                                                           --------------------------
Total Decrease in Net Assets  .........................................      (32,734)          (5,219)

Net Assets:
  Beginning of period  ................................................      169,586          174,805
                                                                           --------------------------
  End of period........................................................    $ 136,852        $ 169,586
                                                                           ==========================












See Notes to Financial Statements.

--------------------------------------------------------------------------------
12

                                               Value Line Agressive Income Trust


Notes to Financial Statements                          July 31, 2000 (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line Aggressive Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers' inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. Short-term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B) Repurchase Agreements. In connection with repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Distributions. It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.


--------------------------------------------------------------------------------
                                                                              13

Value Line Agressive Income Trust


Notes to Financial Statements
--------------------------------------------------------------------------------

(D) Federal Income Taxes. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(E) Investments. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount, including original issue discount on investments required for federal income tax purposes, is earned from settlement date and recognized on the accrual basis.

(F) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2. Trust Share Transactions

Transactions in shares of beneficial interest in the Trust were as follows:

                                                    Six Months
                                                       Ended         Year Ended
                                                   July 31, 2000     January 31,
                                                    (unaudited)         2000
                                                   ----------------------------
                                                           (in thousands)
Shares sold ............................             14,462              24,277
Shares issued to shareholders
  in reinvestment
  of dividends .........................                827               1,485
                                                   ----------------------------
                                                     15,289              25,762
Shares repurchased .....................            (17,393)            (25,723)
                                                   ----------------------------
Net (decrease) increase ................             (2,104)                 39
                                                   ============================

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                Six Months Ended
                                                                  July 31, 2000
                                                                   (unaudited)
                                                                 --------------
                                                                 (in thousands)
PURCHASES:
  Investment Securities ....................................        $104,822
                                                                    ========
SALES:
  Investment Securities.....................................        $120,108
                                                                    ========

At July 31, 2000, the aggregate cost of investments in securities including repurchase agreements for federal income tax purposes was $146,366,813. The aggregate appreciation and depreciation of investments at July 31, 2000 based on a comparison of investment values and their costs for federal income tax purposes, was $2,170,630 and $15,906,077, respectively, resulting in a net depreciation of $13,735,447.

For federal income tax purposes, the Trust had a capital loss carryover at January 31, 2000 of $22,413,197, of which $2,386,247 will expire in 2003,
$2,530,550 in 2007 and $17,496,400 in 2008. To the extent future capital gains are offset by such capital losses, the Trust does not anticipate distributing any such gains to the shareholders.





--------------------------------------------------------------------------------
14

                                               Value Line Agressive Income Trust


                                                       July 31, 2000 (unaudited)
--------------------------------------------------------------------------------

4.   Investment  Advisory  Contract,   Management  Fees  and  Transactions  With
     Affiliates

An advisory fee of $498,827 was paid or payable to Value Line, Inc., the Trust's investment adviser, (the "Adviser"), for the six months ended July 31, 2000. This was computed at an annual rate of .75 of 1% per year on the first $100 million of the Trust's average daily net assets for the period, and .50 of 1% on the average daily net assets in excess thereof. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust's Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

At a special meeting of shareholders held on June 15, 2000, the shareholders approved the adoption of a Service and Distribution Plan (the "Plan") effective July 1, 2000. The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, provides for the payment of certain expenses incurred by the distributor in advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. For the period July 1 to July 31, 2000 the Trust paid $30,009 to the distributor.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and a Trustee of the Trust. At July 31, 2000, the Adviser owned 3,491 shares of beneficial interest in the Trust, representing .02% of the outstanding shares. In addition, certain officers and trustees owned 2,718 shares of beneficial interest in the Trust, representing .01% of the outstanding shares.


--------------------------------------------------------------------------------
                                                                              15

Value Line Agressive Income Trust


Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                   Six Months Ended                  Years Ended January 31,
                                      July 31, 2000   --------------------------------------------------------
                                      (unaudited)       2000        1999         1998        1997        1996
                                   ---------------------------------------------------------------------------
Net asset value,
  beginning of period ...........       $ 7.22        $ 7.45       $ 8.66       $ 8.21      $ 7.64      $ 6.80
                                   ---------------------------------------------------------------------------
Income from
  investment operations:
  Net investment income .........          .35           .73          .78          .72         .75         .69
  Net gains or losses on
    securities (both realized
    and unrealized)..............         (.82)         (.23)       (1.21)         .45         .57         .85
                                   ---------------------------------------------------------------------------
  Total from investment
    operations...................         (.47)          .50         (.43)        1.17        1.32        1.54
                                   ---------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income ...........         (.35)         (.73)        (.78)        (.72)       (.75)       (.70)
                                   ---------------------------------------------------------------------------
Net asset value, end of period ..       $ 6.40        $ 7.22       $ 7.45       $ 8.66      $ 8.21      $ 7.64
                                   ===========================================================================
Total return ....................        (6.63%)#       7.16%       (5.13%)      14.97%      18.12%      23.79%
                                   ===========================================================================
Ratios/Supplemental Data
Net assets, end of period
  (in thousands) ................     $136,852      $169,586     $174,805     $146,712     $83,765     $41,776
Ratio of expenses to
  average net assets.............          .93%(2)*      .82%(2)      .81%(1)      .95%(1)    1.10%(1)    1.22%(1)
Ratio of net investment income
  to average net assets..........        10.58%*       10.04%        9.81%        8.60%       9.70%       9.67%
Portfolio turnover rate .........           78%#         154%         140%         251%        276%        284%

(1) Before offset for custody credits.
(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed in the year ended 1/31/2000. In the period ended 7/31/2000 the ratio would have been 0.92%.
*   Annualized
#   Not annualized -- for six month period only.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
16

================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64141-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036-2798

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Sound View Drive, Suite 100
                      Greenwich, CT 06830

TRUSTEES              Jean Bernhard Buttner
                      John W. Chandler
                      Frances T. Newton
                      Francis C. Oakley
                      David H. Porter
                      Paul Craig Roberts
                      Marion N. Ruth
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Bruce H. Alston
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer



The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants, and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                         #514046